Share Based Compensation (Details) - Schedule of options outstanding	12 Months Ended
Dec. 31, 2021 $ / shares shares
Providers and advisers [Member]
Share Based Compensation (Details) - Schedule of options outstanding [Line Items]
Number of options, Outstanding at beginning of year	165,987
Weighted average Exercise price NIS, Outstanding at beginning of year	$ 0.37
Number of options, Reclassified to employees and directors (in Shares) | shares	(71,260)
Weighted average Exercise price NIS, Reclassified to employees and directors	$ 0.37
Number of options, Granted (in Shares) | shares	16,326
Weighted average Exercise price NIS, Granted	$ 0.37
Number of options, Exercised (in Shares) | shares	(20,086)
Weighted average Exercise price NIS, Exercised	$ 0.37
Number of options, Forfeited	(3,134)
Weighted average Exercise price NIS, Forfeited	$ 0.37
Number of options, Outstanding at ending of year (in Shares) | shares	87,833
Weighted average Exercise price NIS, Outstanding at ending of year	$ 0.37
Number of options, Exercisable options (in Shares) | shares	62,715
Weighted average Exercise price NIS, Exercisable options	$ 0.37
Employees and directors [Member]
Share Based Compensation (Details) - Schedule of options outstanding [Line Items]
Number of options, Outstanding at beginning of year	296,038
Weighted average Exercise price NIS, Outstanding at beginning of year	$ 0.37
Number of options, Reclassified to employees and directors (in Shares) | shares	71,260
Weighted average Exercise price NIS, Reclassified to employees and directors	$ 0.37
Number of options, Granted (in Shares) | shares	95,238
Weighted average Exercise price NIS, Granted	$ 0.37
Number of options, Exercised (in Shares) | shares	(4,544)
Weighted average Exercise price NIS, Exercised	$ 0.37
Number of options, Forfeited	(9,872)
Weighted average Exercise price NIS, Forfeited	$ 0.37
Number of options, Outstanding at ending of year (in Shares) | shares	448,120
Weighted average Exercise price NIS, Outstanding at ending of year	$ 0.37
Number of options, Exercisable options (in Shares) | shares	347,069
Weighted average Exercise price NIS, Exercisable options	$ 0.37